SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2019 director	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Shareholders of Management HoldCo
VIEs financial information
Loans		¥ 1,000
GDS Beijing and GDS Shanghai
VIEs financial information
Ownership transferred (as a percent)	100.00%
Number of directors replacing prior sold director | director	3
VIEs
VIEs financial information
Costs recognized by the VIEs for outsourcing and other services provided by other entities within the Company		1,319,663	¥ 921,386
VIEs | Management HoldCo
VIEs financial information
Loans		¥ 310,100
Right of GDS Investment Company to require repayment of the loans, prior notice period		30 days